PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Out-of-period adjustment
Change in projected benefit obligations
Actuarial (gain) loss	$ (15.0)
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year	963.7	835.8
Service cost	0.4	0.3
Interest cost	39.7	40.3
Amendments	19.9
Actuarial (gain) loss	(59.8)	131.5
Plan transfer	5.7	2.0
Benefits paid	(45.4)	(46.2)
Curtailments	9.5
Projected benefit obligations at end of year	933.7	963.7
Accumulated benefit obligations at end of year	933.7	961.4
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	597.6	519.5
Service cost	13.0	9.0
Interest cost	23.3	24.5
Participant contribution	4.1	4.1
Actuarial (gain) loss	8.5	50.5
Plan transfer	7.1	0.1
Benefits paid	(21.2)	(22.3)
Curtailments	(1.7)
Settlements	(6.0)
Foreign currency translation	18.1	12.2
Projected benefit obligations at end of year	642.8	597.6
Accumulated benefit obligations at end of year	601.7	559.0
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year	12.0	12.4
Interest cost	0.3	0.4
Participant contribution	1.2	1.2
Actuarial (gain) loss	(0.5)	1.7
Benefits paid	(3.5)	(3.7)
Curtailments	(0.4)
Projected benefit obligations at end of year	$ 9.1	$ 12.0